Dividends	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Dividends [Text Block]	21. Dividends During 2011, the Company declared and paid four consecutive quarterly dividends of $0.15 per share, totaling $41,782.